Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Document Period End Date	Jun. 30, 2024
Royce Small-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYPCX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Consultant Class	$98	1.94%

¹Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Net Assets	$ 1,901
Holdings Count | shares	285
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

Royce Small-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Investment Class
Trading Symbol	PENNX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Investment Class	$47	0.93%

¹Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Net Assets	$ 1,901
Holdings Count | shares	285
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

Royce Small-Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	RPMIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Institutional Class	$45	0.88%

¹Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Net Assets	$ 1,901
Holdings Count | shares	285
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

Royce Small-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Service Class
Trading Symbol	RYPFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Service Class	$64	1.26%

¹Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Arcosa	1.8
First Citizens BancShares Cl. A	1.6
Air Lease Cl. A	1.6
Element Solutions	1.5
Haemonetics Corporation	1.4
Onto Innovation	1.4
Enovis Corporation	1.2
Computer Modelling Group	1.2
Cirrus Logic	1.2
Alamos Gold Cl. A	1.2

Net Assets	$ 1,901
Holdings Count | shares	285
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,901
Number of Holdings	285
Turnover Rate	20%

Royce Dividend Value Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Dividend Value Fund
Class Name	Investment Class
Trading Symbol	RDVIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Dividend Value Fund—Investment Class	$56	1.09%
¹Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
HEICO Corporation Cl. A	5.1
Carlyle Group	4.6
Evercore Cl. A	4.3
Applied Industrial Technologies	4.0
SEI Investments	3.7
First Citizens BancShares Cl. A	3.4
Royal Gold	3.3
KKR & Co.	3.1
Franco-Nevada	3.0
Hubbell Incorporated	2.9

Net Assets	$ 66
Holdings Count | shares	47
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$66
Number of Holdings	47
Turnover Rate	2%

Royce Dividend Value Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Dividend Value Fund
Class Name	Service Class
Trading Symbol	RYDVX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Dividend Value Fund—Service Class	$69	1.34%
¹Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
HEICO Corporation Cl. A	5.1
Carlyle Group	4.6
Evercore Cl. A	4.3
Applied Industrial Technologies	4.0
SEI Investments	3.7
First Citizens BancShares Cl. A	3.4
Royal Gold	3.3
KKR & Co.	3.1
Franco-Nevada	3.0
Hubbell Incorporated	2.9

Net Assets	$ 66
Holdings Count | shares	47
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$66
Number of Holdings	47
Turnover Rate	2%

Royce Global Financial Services Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Global Financial Services Fund
Class Name	Institutional Class
Trading Symbol	RGFIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Global Financial Services Fund—Institutional Class	$77	1.49%
¹Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Industry weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Tel Aviv Stock Exchange	5.7	United States	43.8
Sprott	5.2	Canada	28.4
KKR & Co.	4.7	Israel	5.7
First Citizens BancShares Cl. A	4.7	Bermuda	5.5
FirstService Corporation	4.0	United Kingdom	3.7
E-L Financial	3.7	¹Represents countries that are 3% or more of net assets.
Intermediate Capital Group	3.7	²Securities are categorized by the country of their headquarters.
FTAI Aviation	3.6
Franco-Nevada	3.5
Altus Group	3.0

Portfolio Industry Breakdown

Net Assets	$ 29
Holdings Count | shares	48
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$29
Number of Holdings	48
Turnover Rate	3%

Material Fund Change [Text Block]

How Has the Fund Changed?

The Board of Trustees of The Royce Fund has approved a plan of liquidation for Royce Global Financial Services Fund (“RFS”). RFS is being liquidated primarily because it has not maintained assets at a sufficient level for it to be viable. A final distribution was paid on August 1, 2024, to shareholders of record on July 31, 2024. The liquidation of RFS will be completed on September 9, 2024.

Royce Global Financial Services Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Global Financial Services Fund
Class Name	Service Class
Trading Symbol	RYFSX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Global Financial Services Fund—Service Class	$77	1.49%
¹Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements.Industry weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Tel Aviv Stock Exchange	5.7	United States	43.8
Sprott	5.2	Canada	28.4
KKR & Co.	4.7	Israel	5.7
First Citizens BancShares Cl. A	4.7	Bermuda	5.5
FirstService Corporation	4.0	United Kingdom	3.7
E-L Financial	3.7	¹Represents countries that are 3% or more of net assets.
Intermediate Capital Group	3.7	²Securities are categorized by the country of their headquarters.
FTAI Aviation	3.6
Franco-Nevada	3.5
Altus Group	3.0

Portfolio Industry Breakdown

Net Assets	$ 29
Holdings Count | shares	48
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$29
Number of Holdings	48
Turnover Rate	3%

Material Fund Change [Text Block]

How Has the Fund Changed?

The Board of Trustees of The Royce Fund has approved a plan of liquidation for Royce Global Financial Services Fund (“RFS”). RFS is being liquidated primarily because it has not maintained assets at a sufficient level for it to be viable. A final distribution was paid on August 1, 2024, to shareholders of record on July 31, 2024. The liquidation of RFS will be completed on September 9, 2024.

Royce International Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Investment Class
Trading Symbol	RIPNX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Investment Class	$58	1.19%
¹Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Hansen Technologies	2.5	United Kingdom	23.5
TKC Corporation	2.2	Japan	22.7
IPH	2.1	Sweden	8.0
Riken Keiki	2.1	Australia	6.3
Intertek Group	2.1	Italy	4.9
Zuken	2.0	Switzerland	4.0
NICE Information Service	2.0	Canada	3.7
JCU	2.0	France	3.6
As One	2.0	Brazil	3.4
Diploma	1.9	¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

Net Assets	$ 317
Holdings Count | shares	60
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$317
Number of Holdings	60
Turnover Rate	20%

Royce International Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Institutional Class
Trading Symbol	RIPIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Institutional Class	$51	1.04%

¹Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Hansen Technologies	2.5	United Kingdom	23.5
TKC Corporation	2.2	Japan	22.7
IPH	2.1	Sweden	8.0
Riken Keiki	2.1	Australia	6.3
Intertek Group	2.1	Italy	4.9
Zuken	2.0	Switzerland	4.0
NICE Information Service	2.0	Canada	3.7
JCU	2.0	France	3.6
As One	2.0	Brazil	3.4
Diploma	1.9	¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

Net Assets	$ 317
Holdings Count | shares	60
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$317
Number of Holdings	60
Turnover Rate	20%

Royce International Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Service Class
Trading Symbol	RYIPX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Service Class	$70	1.44%

¹Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Country Breakdown[1,2]
Hansen Technologies	2.5	United Kingdom	23.5
TKC Corporation	2.2	Japan	22.7
IPH	2.1	Sweden	8.0
Riken Keiki	2.1	Australia	6.3
Intertek Group	2.1	Italy	4.9
Zuken	2.0	Switzerland	4.0
NICE Information Service	2.0	Canada	3.7
JCU	2.0	France	3.6
As One	2.0	Brazil	3.4
Diploma	1.9	¹Represents countries that are 3% or more of net assets.
		²Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

Net Assets	$ 317
Holdings Count | shares	60
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$317
Number of Holdings	60
Turnover Rate	20%

Royce Micro-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYMCX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Consultant Class	$113	2.24%

¹Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Net Assets	$ 300
Holdings Count | shares	123
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$300
Number of Holdings	123
Turnover Rate	10%

Royce Micro-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Investment Class
Trading Symbol	RYOTX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Investment Class	$62	1.23%

¹Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Net Assets	$ 300
Holdings Count | shares	123
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$300
Number of Holdings	123
Turnover Rate	10%

Royce Micro-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Service Class
Trading Symbol	RMCFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Service Class	$75	1.49%

¹Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	1.6
Artivion	1.4
Newpark Resources	1.4
Graham Corporation	1.3
American Superconductor	1.3
VSE Corporation	1.3
QuinStreet	1.3
Shoe Carnival	1.3
CRA International	1.3
Arlo Technologies	1.3

Net Assets	$ 300
Holdings Count | shares	123
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$300
Number of Holdings	123
Turnover Rate	10%

Royce Small-Cap Opportunity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Consultant Class
Trading Symbol	ROFCX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Consultant Class	$113	2.24%

¹Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Net Assets	$ 1,238
Holdings Count | shares	225
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

Royce Small-Cap Opportunity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Investment Class
Trading Symbol	RYPNX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Investment Class	$62	1.22%

¹Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Net Assets	$ 1,238
Holdings Count | shares	225
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

Royce Small-Cap Opportunity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Institutional Class
Trading Symbol	ROFIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Institutional Class	$57	1.12%

¹Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Net Assets	$ 1,238
Holdings Count | shares	225
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

Royce Small-Cap Opportunity Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	R Class
Trading Symbol	ROFRX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—R Class	$93	1.85%

¹Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Net Assets	$ 1,238
Holdings Count | shares	225
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

Royce Small-Cap Opportunity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Service Class
Trading Symbol	RYOFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Service Class	$75	1.49%

¹Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
CECO Environmental	0.9
Artivion	0.9
Ultra Clean Holdings	0.8
VSE Corporation	0.8
Veeco Instruments	0.8
Kyndryl Holdings	0.8
Lakeland Industries	0.8
AAR Corp.	0.8
Select Water Solutions Cl. A	0.8
Carpenter Technology	0.8

Net Assets	$ 1,238
Holdings Count | shares	225
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,238
Number of Holdings	225
Turnover Rate	15%

Royce Premier Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Consultant Class
Trading Symbol	RPRCX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus	● Fund Holdings
● Financial Information	● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Premier Fund—Consultant Class	$112	2.24%

¹Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Net Assets	$ 1,396
Holdings Count | shares	50
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

Royce Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Investment Class
Trading Symbol	RYPRX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Investment Class	$59	1.18%
¹Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Net Assets	$ 1,396
Holdings Count | shares	50
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

Royce Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Institutional Class
Trading Symbol	RPFIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Institutional Class	$55	1.11%
¹Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Net Assets	$ 1,396
Holdings Count | shares	50
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

Royce Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Service Class
Trading Symbol	RPFFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Service Class	$74	1.49%
¹Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
MKS Instruments	3.2
Innospec	3.0
Stella-Jones	3.0
Arcosa	3.0
SEI Investments	2.9
Kadant	2.8
FirstService Corporation	2.8
Reliance	2.7
Cirrus Logic	2.7
Haemonetics Corporation	2.6

Net Assets	$ 1,396
Holdings Count | shares	50
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,396
Number of Holdings	50
Turnover Rate	7%

Royce Small-Cap Special Equity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Consultant Class
Trading Symbol	RSQCX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Consultant Class	$110	2.24%
¹Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Net Assets	$ 707
Holdings Count | shares	34
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

Royce Small-Cap Special Equity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Investment Class
Trading Symbol	RYSEX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Investment Class	$60	1.22%
¹Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Net Assets	$ 707
Holdings Count | shares	34
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

Royce Small-Cap Special Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Institutional Class
Trading Symbol	RSEIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Institutional Class	$56	1.13%
¹Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Net Assets	$ 707
Holdings Count | shares	34
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

Royce Small-Cap Special Equity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Service Class
Trading Symbol	RSEFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Service Class	$74	1.49%
¹Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
Encore Wire	8.1
Vishay Intertechnology	5.1
Mueller Industries	4.5
John B. Sanfilippo & Son	4.2
Ennis	4.0
TEGNA	3.9
Standard Motor Products	3.8
United States Lime & Minerals	3.7
Ingles Markets Cl. A	3.7
Movado Group	3.6

Net Assets	$ 707
Holdings Count | shares	34
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$707
Number of Holdings	34
Turnover Rate	2%

Royce Small-Cap Total Return Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Consultant Class
Trading Symbol	RYTCX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Consultant Class	$111	2.23%
¹Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Net Assets	$ 1,007
Holdings Count | shares	67
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

Royce Small-Cap Total Return Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RYTRX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Investment Class	$61	1.21%
¹Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Net Assets	$ 1,007
Holdings Count | shares	67
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

Royce Small-Cap Total Return Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Institutional Class
Trading Symbol	RTRIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Institutional Class	$56	1.12%
¹Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Net Assets	$ 1,007
Holdings Count | shares	67
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

Royce Small-Cap Total Return Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	R Class
Trading Symbol	RTRRX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—R Class	$94	1.89%
¹Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Net Assets	$ 1,007
Holdings Count | shares	67
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

Royce Small-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYTFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Service Class	$74	1.49%
¹Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
International General Insurance
Holdings	3.2
Kyndryl Holdings	3.0
Advance Auto Parts	2.8
Kulicke & Soffa Industries	2.5
Ziff Davis	2.4
Coherent Corp.	2.4
Air Lease Cl. A	2.4
Axis Capital Holdings	2.3
Element Solutions	2.2
Barrett Business Services	2.2

Net Assets	$ 1,007
Holdings Count | shares	67
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$1,007
Number of Holdings	67
Turnover Rate	31%

Royce Smaller-Companies Growth Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Investment Class
Trading Symbol	RVPHX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Investment Class	$64	1.24%
¹Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
VSE Corporation	3.5
FTAI Aviation	3.1
JFrog	3.0
Freshpet	2.5
CyberArk Software	2.3
Zeta Global Holdings Cl. A	2.2
Texas Roadhouse	2.1
Agilysys	2.0
Distribution Solutions Group	2.0
DraftKings Cl. A	2.0

Net Assets	$ 178
Holdings Count | shares	80
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$178
Number of Holdings	80
Turnover Rate	36%

Royce Smaller-Companies Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Institutional Class
Trading Symbol	RVPIX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Institutional Class	$64	1.24%
¹Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
VSE Corporation	3.5
FTAI Aviation	3.1
JFrog	3.0
Freshpet	2.5
CyberArk Software	2.3
Zeta Global Holdings Cl. A	2.2
Texas Roadhouse	2.1
Agilysys	2.0
Distribution Solutions Group	2.0
DraftKings Cl. A	2.0

Net Assets	$ 178
Holdings Count | shares	80
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$178
Number of Holdings	80
Turnover Rate	36%

Royce Smaller-Companies Growth Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Service Class
Trading Symbol	RYVPX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Service Class	$76	1.49%
¹Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
VSE Corporation	3.5
FTAI Aviation	3.1
JFrog	3.0
Freshpet	2.5
CyberArk Software	2.3
Zeta Global Holdings Cl. A	2.2
Texas Roadhouse	2.1
Agilysys	2.0
Distribution Solutions Group	2.0
DraftKings Cl. A	2.0

Net Assets	$ 178
Holdings Count | shares	80
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$178
Number of Holdings	80
Turnover Rate	36%

Royce Small-Cap Value Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Investment Class
Trading Symbol	RVVHX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Investment Class	$61	1.24%
¹Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
PulteGroup	1.9
Sanmina Corporation	1.9
M/I Homes	1.9
SilverBow Resources	1.8
Flex	1.7
Tri Pointe Homes	1.7
ePlus	1.7
Shoe Carnival	1.6
Village Super Market Cl. A	1.6
Caleres	1.6

Net Assets	$ 112
Holdings Count | shares	83
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$112
Number of Holdings	83
Turnover Rate	24%

Royce Small-Cap Value Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Service Class
Trading Symbol	RYVFX
Annual or Semi-Annual Statement [Text Block]	Semiannual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	Additional information is available at www.royceinvest.com/literature, including its:
● Prospectus ● Financial Information	● Fund Holdings ● Proxy Voting Information

Material Fund Change Notice [Text Block]

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Service Class	$73	1.49%
¹Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

Important Information

“Costs paid” reflect contractual fee waivers and/or expense reimbursements. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

Line Graph [Table Text Block]

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/24 (%)

Top 10 Positions		Portfolio Sector Breakdown
PulteGroup	1.9
Sanmina Corporation	1.9
M/I Homes	1.9
SilverBow Resources	1.8
Flex	1.7
Tri Pointe Homes	1.7
ePlus	1.7
Shoe Carnival	1.6
Village Super Market Cl. A	1.6
Caleres	1.6

Net Assets	$ 112
Holdings Count | shares	83
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of 6/30/24
Fund Size (Millions)	$112
Number of Holdings	83
Turnover Rate	24%